Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities of Continuing Operations:
Income from continuing operations	$ 5,654	$ 4,920	$ 5,436
Adjustments to reconcile income from continuing operations to net cash flows provided by operating activities of continuing operations:
Depreciation and amortization	2,433	2,140	1,962
Deferred income tax provision	735	62	398
Stock compensation cost	251	192	152
Gain on sale of Taylor Company	799	0	0
Change in:
Accounts receivable	2,426	448	941
Contract assets, current	604	0	0
Inventories and contracts in progress	537	1,074	719
Other current assets	(161)	101	(49)
Accounts payable and accrued liabilities	2,446	1,571	450
Contract liabilities, current	205	0	0
Global pension contributions	147	2,112	303
Canadian Government Settlement	(429)	(285)	(237)
Other operating activities, net	621	(766)	(165)
Net Cash Provided by Operating Activities, Continuing Operations	6,322	5,631	6,412
Investing Activities of Continuing Operations:
Capital expenditures	1,902	2,014	1,699
Increase in customer financing assets	988	1,197	438
Decrease in customer financing assets	606	222	217
Investments in businesses	15,398	231	710
Dispositions of businesses	1,105	70	211
Proceeds from the sale of the investment in Watsco Inc.	0	596	0
Increase in collaboration intangible assets	400	380	388
Payments (receipts) from settlements of derivative contracts	(143)	317	(249)
Other investing activities, net	139	(232)	(49)
Net cash flows used in investing activities of continuing operations	(16,973)	(3,019)	(2,509)
Financing Activities of Continuing Operations:
Issuance of long-term debt	13,455	4,954	6,469
Repayment of long-term debt	2,520	1,604	2,452
(Decrease) increase in short-term borrowings, net	(356)	(271)	(331)
Common Stock issued under employee stock plans	36	31	13
Dividends paid on Common Stock	2,170	2,074	2,069
Repurchase of Common Stock	325	1,453	2,254
Other financing activities, net	(155)	(576)	(564)
Net cash flows provided by (used in) financing activities of continuing operations	7,965	(993)	(1,188)
Discontinued Operations:
Net cash used in operating activities	0	0	(2,532)
Net cash provided by investing activities	0	0	6
Net cash flows (used in) provided by discontinued operations	0	0	(2,526)
Effect of foreign exchange rate changes on cash and cash equivalents	(120)	210	(120)
Net (decrease) increase in cash and cash equivalents	(2,806)	1,829	69
Cash and Cash Equivalents, beginning of period	9,018	7,189	7,120
Cash and Cash Equivalents, end of period	6,212	9,018	7,189
Cash and cash equivalents of continuing operations, end of year	6,152	8,985	7,157
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	1,027	974	1,157
Income taxes paid, net of refunds	1,714	1,326	4,096
Restricted Cash And Cash Equivalents	$ 60	$ 33	$ 32